Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Interest	₩ (9,686)	₩ 1,901	₩ 5,894
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	1,693,118	1,532,090
Interest	45,516	37,385
Remeasurements	(17,190)	(6,963)
Contributions to plan assets	164,828	328,671
Benefits paid	(168,643)	(189,817)
Others	(3,463)	(8,248)
End of period	₩ 1,714,166	₩ 1,693,118	₩ 1,532,090